Net gains/(losses) on financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2019
Net gains/(losses) on financial assets at fair value through other comprehensive income [Abstract]
Net gains/(losses) on financial assets at fair value through other comprehensive income

9.    Net gains/(losses) on financial assets at fair value through other comprehensive income

	R$ thousand
	Year ended December 31
	2019	2018
Fixed income securities	78,455	345,987
Equity securities	572,973	677,312
Dividends received	4,404	50,264
Total	655,832	1,073,563